Portfolio of Investments
Columbia Variable Portfolio – Select Large Cap Equity Fund, September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.4%
Issuer	Shares	Value ($)
Communication Services 9.8%
Entertainment 1.5%
Electronic Arts, Inc.	393,841	56,023,882
Interactive Media & Services 6.1%
Alphabet, Inc., Class C(a)	85,072	226,743,253
Media 2.2%
Comcast Corp., Class A	1,451,328	81,172,775
Total Communication Services		363,939,910
Consumer Discretionary 13.9%
Auto Components 1.2%
Aptiv PLC(a)	306,127	45,603,739
Automobiles 1.1%
General Motors Co.(a)	744,940	39,265,787
Internet & Direct Marketing Retail 5.0%
Amazon.com, Inc.(a)	56,416	185,328,817
Multiline Retail 1.3%
Target Corp.	216,448	49,516,809
Specialty Retail 5.3%
Gap, Inc. (The)	1,394,391	31,652,676
Home Depot, Inc. (The)	236,625	77,674,523
TJX Companies, Inc. (The)	685,135	45,205,207
Ulta Beauty, Inc.(a)	113,637	41,013,866
Total		195,546,272
Total Consumer Discretionary		515,261,424
Consumer Staples 5.4%
Food Products 1.4%
Mondelez International, Inc., Class A	911,585	53,036,015
Household Products 2.3%
Procter & Gamble Co. (The)	605,765	84,685,947
Tobacco 1.7%
Philip Morris International, Inc.	654,631	62,052,473
Total Consumer Staples		199,774,435
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 1.7%
Oil, Gas & Consumable Fuels 1.7%
ConocoPhillips Co.	944,295	63,994,872
Total Energy		63,994,872
Financials 10.9%
Banks 4.5%
Bank of America Corp.	2,294,097	97,384,418
Popular, Inc.	424,964	33,006,954
Zions Bancorp	577,131	35,718,637
Total		166,110,009
Capital Markets 4.8%
BlackRock, Inc.	81,377	68,247,635
Charles Schwab Corp. (The)	728,194	53,041,651
State Street Corp.	669,421	56,713,347
Total		178,002,633
Insurance 1.6%
Allstate Corp. (The)	473,883	60,330,045
Total Financials		404,442,687
Health Care 14.3%
Biotechnology 3.5%
AbbVie, Inc.	614,786	66,316,966
BioMarin Pharmaceutical, Inc.(a)	292,230	22,586,457
Exact Sciences Corp.(a)	178,430	17,031,143
Horizon Therapeutics PLC(a)	202,347	22,165,090
Total		128,099,656
Health Care Equipment & Supplies 3.5%
Medtronic PLC	549,379	68,864,658
Stryker Corp.	235,061	61,990,287
Total		130,854,945
Health Care Providers & Services 1.7%
Anthem, Inc.	164,430	61,299,504
Life Sciences Tools & Services 1.4%
IQVIA Holdings, Inc.(a)	215,648	51,656,322
Columbia Variable Portfolio – Select Large Cap Equity Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Large Cap Equity Fund, September 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 4.2%
Eli Lilly & Co.	270,971	62,607,849
Johnson & Johnson	583,986	94,313,739
Total		156,921,588
Total Health Care		528,832,015
Industrials 9.8%
Aerospace & Defense 1.0%
Howmet Aerospace, Inc.	1,121,996	35,006,275
Air Freight & Logistics 1.5%
United Parcel Service, Inc., Class B	310,959	56,625,634
Airlines 1.1%
Southwest Airlines Co.(a)	803,662	41,332,337
Building Products 1.2%
Trane Technologies PLC	262,427	45,308,022
Commercial Services & Supplies 1.2%
Cintas Corp.	115,871	44,107,455
Electrical Equipment 1.2%
AMETEK, Inc.	364,718	45,228,679
Machinery 1.1%
AGCO Corp.	326,127	39,960,341
Road & Rail 1.5%
Union Pacific Corp.	289,236	56,693,148
Total Industrials		364,261,891
Information Technology 29.3%
Communications Equipment 2.0%
Cisco Systems, Inc.	1,354,785	73,740,948
Electronic Equipment, Instruments & Components 1.2%
TE Connectivity Ltd.	330,094	45,295,499
IT Services 3.0%
MasterCard, Inc., Class A	221,554	77,029,894
Square, Inc., Class A(a)	147,945	35,483,129
Total		112,513,023
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 6.3%
Applied Materials, Inc.	418,708	53,900,281
Broadcom, Inc.	131,033	63,541,833
NVIDIA Corp.	356,764	73,907,230
NXP Semiconductors NV	223,064	43,691,545
Total		235,040,889
Software 12.3%
Adobe, Inc.(a)	125,209	72,085,325
Intuit, Inc.	104,894	56,591,362
Microsoft Corp.	955,198	269,289,420
ServiceNow, Inc.(a)	90,239	56,153,023
Total		454,119,130
Technology Hardware, Storage & Peripherals 4.5%
Apple, Inc.	1,179,898	166,955,567
Total Information Technology		1,087,665,056
Real Estate 1.5%
Equity Real Estate Investment Trusts (REITS) 1.5%
Extra Space Storage, Inc.	324,555	54,521,994
Total Real Estate		54,521,994
Utilities 2.8%
Multi-Utilities 2.8%
Ameren Corp.	627,420	50,821,020
DTE Energy Co.	467,048	52,173,932
Total		102,994,952
Total Utilities		102,994,952
Total Common Stocks (Cost $2,949,844,180)		3,685,689,236

Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.065%(b),(c)	23,742,533	23,740,159
Total Money Market Funds (Cost $23,739,852)		23,740,159
Total Investments in Securities (Cost: $2,973,584,032)		3,709,429,395
Other Assets & Liabilities, Net		38,698
Net Assets		3,709,468,093

2	Columbia Variable Portfolio – Select Large Cap Equity Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Large Cap Equity Fund, September 30, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.065%
	30,928,636	1,374,129,946	(1,381,318,423)	—	23,740,159	—	27,438	23,742,533
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Select Large Cap Equity Fund | Quarterly Report 2021	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
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